The exposure of the borrowers who applied for moratorium of interest payments and moratorium of repayment in installments by Shinhan Bank (Details) ₩ in Millions	Dec. 31, 2020 KRW (₩)
The exposure of the borrowers who applied for moratorium of interest payments and moratorium of repayment in installments [Abstract]
Moratorium of interest payments	₩ 242,794
Moratorium of repayment in installments	1,067,502
Moratorium of interest payments and moratorium of repayment in installments	80,581
The exposure of the borrowers who applied for moratorium of interest payments and moratorium of repayment in installments	₩ 1,390,877